EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 1,209,916	$ 1,240,096
Plan Asset	(46,840)	(38,241)
Net Employee Benefits	1,163,076	1,201,855
Short Term Benefits [Member]
Disclosure of defined benefit plans [line items]
Gross employee Benefits	552,889	462,070
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	522,196	597,936
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Gross employee Benefits	$ 134,831	$ 180,090